Earnings Per Share - Weighted Average Common Shares (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	450,543,811	450,225,673	450,349,667	451,105,234
Weighted-average number of vested DSUs	130,015	138,688	131,439	139,131
Basic	450,673,826	450,364,361	450,481,106	451,244,365
Effect of stock options and TRSUs	531,006	547,152	544,701	642,293
Diluted	451,204,832	450,911,513	451,025,807	451,886,658